STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - PELICAN ACQUISITION CORPORATION - USD ($)		Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Shareholders Deficit [Member]
Balance, September 5, 2025 (incorporation) at Jul. 22, 2024
Beginning balance, shares at Jul. 22, 2024	[1]
Founder shares issued to the Sponsor	[1]	$ 287	24,713		25,000
Founder shares issued to the Sponsor, shares	[1]	2,875,000
Ordinary shares issued to underwriter		$ 20	4,328		4,348
Ordinary shares issued to underwriter, shares	[1]	200,000
Net loss				(42,564)	(42,564)
Ending balance, value at Jan. 31, 2025	[1]	$ 307	29,041	(42,564)	(13,216)
Ending balance, shares at Jan. 31, 2025	[1]	3,075,000
Issuance of Private Placement Units		$ 30	2,987,470		2,987,500
Issuance of Private Placement Units, shares	[1]	298,750
Issuance of Public Rights net of issuance costs			1,337,837		1,337,837
Issuance of representative shares			247,556		247,556
Remeasurement of carrying value to redemption value			(4,504,618)		(4,504,618)
Remeasurement of carrying value to redemption value			(888,798)	(820,304)	(1,709,102)
Accretion of additional paid-in capital to accumulated deficit			791,512	(791,512)
Net loss				1,249,047	1,249,047
Ending balance, value at Jan. 31, 2026		$ 337		$ (405,333)	$ (404,996)
Ending balance, shares at Jan. 31, 2026	[1]	3,373,750

[1]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).